Share Options (Details) - Schedule of company’s share option activity for employees and members of the board of directors - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of company’s share option activity for employees and members of the board of directors [Abstract]
Number of Share Options, Outstanding	1,570,991	1,367,168
Weighted Average Exercise Price, Outstanding	$ 1.78	$ 1.75
Weighted average remaining contractual life, Outstanding	4 years 11 months 19 days	5 years 8 months 19 days
Intrinsic value, Outstanding	$ 2,435	$ 9,365
Number of Share Options, Granted	88,800
Weighted Average Exercise Price, Granted	$ 3.67
Weighted average remaining contractual life, Granted	9 years 8 months 12 days
Intrinsic value, Granted
Number of Share Options, Exercised	(18,448)
Weighted Average Exercise Price, Exercised
Weighted average remaining contractual life, Exercised
Intrinsic value, Exercised
Number of Share Options, Forfeited or expired	(72,357)	(15,360)
Weighted Average Exercise Price, Forfeited or expired	$ 1.96
Weighted average remaining contractual life, Forfeited or expired
Intrinsic value, Forfeited or expired
Number of Share Options, Outstanding	1,568,986	1,351,808
Weighted Average Exercise Price, Outstanding	$ 1.88	$ 1.75
Weighted average remaining contractual life, Outstanding	4 years 10 months 6 days	5 years 3 months 14 days
Intrinsic value, Outstanding	$ 1,475	$ 9,260
Number of Share Options, Exercisable	1,096,887	1,000,864
Weighted Average Exercise Price, Exercisable	$ 1.75	$ 1.65
Weighted average remaining contractual life, Exercisable	3 years 1 month 2 days	4 years 2 months 4 days
Intrinsic value, Exercisable	$ 1,174	$ 6,956